Federal funds purchased and securities sold under agreements to repurchase - Secured and Unsecured (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Federal funds purchased and securities sold under agreements to repurchase
Long-term Federal Home Loan Bank Advances	$ 95,153	$ 121,382
Federal funds purchased
Federal funds purchased and securities sold under agreements to repurchase
Maximum borrowing capacity of federal funds on unsecured basis	42,000
Maximum borrowing capacity of federal funds on secured basis	16,400
Bank
Federal funds purchased and securities sold under agreements to repurchase
Long-term Federal Home Loan Bank Advances	$ 95,200